Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	Cazoo Group Ltd
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001859639
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	41 Chalton Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW1 1JD
Entity Address, Country	GB
City Area Code	+44 20
Local Phone Number	3901 3488
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line Two	Suite 204
Entity Address, State or Province	DE